Commitments & Contingencies - Standard Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in standard warranty liability
Beginning Balance	$ 79	$ 77
Current period accruals	84	84
Accrual adjustments to reflect experience	(14)	(2)
Charges incurred	(83)	(81)
Ending Balance	$ 65	$ 79